SCHEDULE OF FUTURE AMORTIZATION EXPENSE FROM INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 13, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 1,537,048
2027	932,482
2028	426,642
Thereafter
Intangible assets, net	$ 2,896,172	$ 1,271,898